RESTATEMENT OF CONSOLIDATED FINANCIAL STATEMENTS	12 Months Ended
Sep. 30, 2012
RESTATEMENT OF CONSOLIDATED FINANCIAL STATEMENTS
RESTATEMENT OF CONSOLIDATED FINANCIAL STATEMENTS

Note 2—Restatement of consolidated financial statements

We have restated our Consolidated Balance Sheets at September 30, 2011, 2010 and 2009 and our Consolidated Statements of Income, Changes in Shareholders' Equity and Cash Flows for the years then ended including the cumulative impact of corrected errors for periods prior to October 1, 2008.

The cumulative adjustments to correct the errors in the consolidated financial statements for all periods prior to October 1, 2008 are recorded as adjustments to retained earnings and accumulated other comprehensive income (loss) at September 30, 2008, as shown in the consolidated statements of changes in shareholders' equity. The cumulative effect of those adjustments increased previously reported retained earnings by $23.0 million and reduced previously reported accumulated other comprehensive income by $0.9 million at September 30, 2008.

The following tables present the summary impacts of the restatement adjustments on the Company's previously reported consolidated retained earnings at September 30, 2008 and consolidated net income for the years ended September 30, 2011, 2010 and 2009 (in thousands):

Retained earnings at September 30, 2008—As previously reported	$404,868
Revenue Recognition Adjustments, net of taxes on revenue recognition adjustments	25,587
Other Adjustments	(2,619)

Retained earnings at September 30, 2008—As restated	$427,836

	For the years ended September 30,
	2011	2010	2009

Net Income—As previously reported	$85,078	$70,636	$55,686
Revenue Recognition Adjustments, net of taxes on revenue recognition adjustments	2,321	31	9,900
Other Adjustments	(3,495)	1,427	(2,441)

Net Income—As restated	$83,904	$72,094	$63,145

In the table above, we have separately identified the impact of errors related to revenue recognition, and the impact related to other individually immaterial errors on net income. Descriptions of the restatement adjustments related to revenue recognition matters follow:

Revenue recognition adjustments

Historically, we recognized sales and profits for development contracts using the cost-to-cost percentage-of-completion method of accounting, modified by a formulary adjustment. Under the cost-to-cost percentage-of-completion method of accounting, sales and profits are based on the ratio of costs incurred to estimated total costs at completion. We have consistently applied a formulary adjustment to the percentage completion calculation for development contracts that had the effect of deferring a portion of the indicated revenue and profits on such contracts until later in the contract performance period. The cost-to-cost percentage-of-completion method as described in ASC 605-35 (formerly SOP 81-1) does not support the practice of using a formulary calculation to defer a portion of the indicated revenue and profits on such contracts. Instead, sales and profits should have been recognized based on the ratio of costs incurred to estimated total costs at completion, without using a formulary adjustment. As such, revenue has been restated for development contracts using the cost-to-cost percentage-of completion-method of accounting to eliminate the formulary adjustment.

We also evaluated the Company's long-standing practice of using the cost-to-cost percentage-of-completion method to recognize revenues for many of its service contracts. Under the accounting literature the cost-to-cost percentage of completion method is acceptable for U.S. government service contracts but not for service contracts with commercial customers other governmental customers, whether domestic or foreign. As such, revenue has been restated for service contracts with non-U.S. government customers to record revenue generally on a straight-line basis. In addition, in some cases our contracts with non-U.S. government customers may also include multiple deliverables, including service deliverables. During the course of our revenue review we noted situations in which we did not historically identify the units of accounting in accordance with the appropriate authoritative guidance. For example, for certain contracts that we entered with a customer prior to the adoption of Accounting Standards Update 2010-13, Multiple-Deliverable Revenue Arrangements (ASU 2010-13), to design and build a system for the customer and to operate and maintain the system for the customer after its delivery, we inappropriately separately accounted for the unit of accounting related to the designing and building of the system and the unit of accounting related to providing services for operating and maintaining the system without having vendor specific objective evidence, which was a requirement for separating units of accounting prior to the adoption of ASU 2010-13. In these cases, in connection with our restatement, we considered the multiple-element revenue recognition guidance in existence at the time that the transaction was entered into or materially modified and revenue was restated to recognize revenue based upon either the individual elements of the arrangement or the combined unit of accounting when the elements were not separable.

The Company's historical policy has been to allocate and capitalize general and administrative (G&A) costs on its U.S. government units-of-delivery type contracts, as permitted by SOP 81-1 and the AICPA Audit and Accounting Guide for Federal Government Contractors. During our review of revenue recognition for the issues identified above it was determined that from fiscal 2007 through March of 2012 this policy was inconsistently applied so that G&A costs were not inventoried on certain U.S. government contracts in accordance with the policy. As such, inventory and cost of sales have been restated for these types of contracts with the U.S. government to include G&A costs in inventory until sales are recognized.

Historically the Company has allocated G&A costs to all of its contracts with the U.S. government and with other domestic or foreign governmental agencies. These costs were included in the calculation of percentage completion as well as the measurement of losses on contracts. SOP 81-1 generally does not permit G&A costs to be included as contract costs which are used to measure progress towards completion on percentage-of-completion contracts and to estimate losses, though it does include an exception for government contractors. The Company has historically considered itself to be a government contractor and followed this exception for virtually all of its contracts accounted for on a cost-to-cost percentage-of-completion basis. However, we now recognize that this exception was intended to apply only to contracts with the U.S. federal government and not to contracts with other governmental entities, such as governmental transit agencies and foreign governments. Consequently, for contracts with customers other than the U.S. federal government, revenue is being restated to reflect the impact of excluding general and administrative costs from the calculation of the percentage-of-completion and projected losses on long-term development projects.

We determined the amounts of the revenue recognition adjustments on a contract-by-contract basis and did not calculate or accumulate the errors by type of revenue error because certain errors are interrelated and the adjustments to many contracts were impacted by more than one of the types of revenue recognition error described above. The aggregate impact of these revenue adjustments and the related adjustments made to income tax expense as a result of the revenue recognition adjustments described above are included in the "Revenue Recognition Adjustments" columns in the following tables for the Consolidated Statements of Income.

Other adjustments

In addition to the errors related to revenue recognition described above, we also made adjustments related to other individually immaterial errors including certain corrections that had been previously identified but not recorded because they were not material, individually or in the aggregate, to the Company's consolidated financial statements. These corrections included certain accrued liabilities and reserves and miscellaneous reclassification entries; entries to correct errors in the treatment of return-to-provision income tax reconciliation items; adjustments to various income tax and indirect tax accrual accounts; adjustments to participant compensation used in computing pension liability; and adjustments related to the impact of exchange rates on our U.S. dollar denominated investments held by our wholly-owned subsidiary in the U.K., that has the British pound as its functional currency.

Reclassifications

In the first quarter of fiscal year 2012, we revised our method of categorizing sales and the related cost of sales between products and services. We reconsidered whether certain projects related predominantly to product or service sales. The "Reclassifications" column in the following tables includes the reclassifications of sales and cost of sales for products and services in the consolidated statements of income in order to conform to the current year presentation, and to correct certain errors in classification of cost of sales between products and services. For the year ended September 30, 2011 $13.9 million of costs were erroneously classified as product costs. As such, these costs were reclassified to service costs.

Goodwill impairment assessment date disclosure error

In our consolidated financial statements for the year ended September 30, 2011 and previous years we had disclosed that we evaluated goodwill for potential impairment annually as of June 30, or when circumstances indicate that the carrying value may not be recoverable. However, our annual goodwill impairment evaluation date is July 1 of each year rather than June 30. This was an error in disclosure only and had no impact on our assessment of goodwill impairment, our financial condition, results of operations or cash flows.

The following tables present the impact of the restatement on the our previously issued consolidated balance sheets as of September 30, 2011, 2010 and 2009, and our consolidated statements of income and cash flows for the years then ended:

	Consolidated balance sheet September 30, 2011			Consolidated balance sheet September 30, 2010			Consolidated balance sheet September 30, 2009
(in thousands)	Previously reported	Adjustments	As restated	Previously reported	Adjustments	As restated	Previously reported	Adjustments	As restated

ASSETS
Current assets:
Cash and cash equivalents	$329,148	$—	$329,148	$295,434	$—	$295,434	$244,074	$—	$244,074
Short-term investments	25,829	—	25,829	84,081	—	84,081	8,127	—	8,127
Accounts receivable:
Trade and other receivables	20,259	—	20,259	11,594	—	11,594	12,833	—	12,833
Long-term contracts	204,120	3,306	207,426	199,353	2,545	201,898	223,186	(477)	222,709
Allowance for doubtful accounts	(395)	—	(395)	(663)	—	(663)	(4,558)	—	(4,558)

	223,984	3,306	227,290	210,284	2,545	212,829	231,461	(477)	230,984
Recoverable income taxes	20,725	4,192	24,917	8,320	(1,510)	6,810	—	249	249
Inventories	36,729	1,630	38,359	32,820	7,833	40,653	49,107	8,498	57,605
Deferred income taxes	13,778	(4,295)	9,483	17,825	(3,535)	14,290	22,132	(1,941)	20,191
Prepaid expenses and other current assets	20,452	628	21,080	25,893	234	26,127	29,957	—	29,957

Total current assets	670,645	5,461	676,106	674,657	5,567	680,224	584,858	6,329	591,187

Long-term contract receivables	23,700	—	23,700	28,080	—	28,080	13,400	—	13,400
Property, plant and equipment—net	48,467	—	48,467	47,469	—	47,469	48,895	—	48,895
Deferred income taxes	11,318	1,506	12,824	18,570	718	19,288	14,082	422	14,504
Goodwill	146,355	—	146,355	64,142	—	64,142	59,433	—	59,433
Purchased intangibles	54,139	—	54,139	26,295	—	26,295	28,618	—	28,618
Other assets	4,216	717	4,933	5,196	825	6,021	7,029	507	7,536

Total assets	$958,840	$7,684	$966,524	$864,409	$7,110	$871,519	$756,315	$7,258	$763,573

LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities:
Trade accounts payable	$38,870	$5,114	$43,984	$33,638	$5,447	$39,085	$28,626	$3,916	$32,542
Customer advances	183,845	(49,529)	134,316	139,723	(41,208)	98,515	123,458	(39,480)	83,978
Accrued compensation	49,513	—	49,513	48,994	—	48,994	49,134	—	49,134
Other current liabilities	53,826	3,180	57,006	60,041	1,050	61,091	60,402	(758)	59,644
Income taxes payable	7,902	10,814	18,716	20,107	7,112	27,219	3,491	8,608	12,099
Current portion of long-term debt	4,541	—	4,541	4,545	—	4,545	4,554	—	4,554

Total current liabilities	338,497	(30,421)	308,076	307,048	(27,599)	279,449	269,665	(27,714)	241,951

Long-term debt	11,377	—	11,377	15,949	—	15,949	20,570	—	20,570
Accrued pension liability	38,223	2,943	41,166	37,015	2,840	39,855	32,214	1,548	33,762
Deferred compendation	7,884	—	7,884	8,508	—	8,508	7,902	—	7,902
Income taxes payable	4,479	7,650	12,129	3,382	6,579	9,961	5,119	5,882	11,001
Other long-term liabilities	6,582	—	6,582	4,748	—	4,748	—	—	—
Shareholders' equity:
Preferred stock, no par value:
Authorized—5,000 shares
Issued and outstanding—none	—	—	—	—	—	—	—	—	—
Common stock, no par value:
Authorized—50,000 shares
2011 and 2010—Issued 35,682 shares, outstanding—26,736 shares, 2009—Issued 35,677 shares, outstanding—26,732 shares	12,574	—	12,574	12,574	—	12,574	12,530	—	12,530
Retained earnings	598,849	30,711	629,560	521,567	31,885	553,452	455,743	30,427	486,170
Accumulated other comprehensive loss	(23,294)	(3,199)	(26,493)	(9,745)	(6,595)	(16,340)	(11,357)	(2,885)	(14,242)
Treasury stock at cost
2011 and 2010—8,945 shares	(36,078)	—	(36,078)	(36,074)	—	(36,074)	(36,071)	—	(36,071)

Shareholders' equity attributable to Cubic	552,051	27,512	579,563	488,322	25,290	513,612	420,845	27,542	448,387
Noncontrolling interest in variable interest entity	(253)	—	(253)	(563)	—	(563)	—	—	—

Total shareholders' equity	551,798	27,512	579,310	487,759	25,290	513,049	420,845	27,542	448,387

Total liabilities and shareholders' equity	$958,840	$7,684	$966,524	$864,409	$7,110	$871,519	$756,315	$7,258	$763,573

	Consolidated statement of income Year ended September 30, 2011					Consolidated statement of income Year ended September 30, 2010					Consolidated statement of income Year ended September 30, 2009
(amounts in thousands, except per share data)	Previously reported	Revenue recognition adjustments	Other adjustments	Reclassifications	As restated	Previously reported	Revenue recognition adjustments	Other adjustments	Reclassifications	As restated	Previously reported	Revenue recognition adjustments	Other adjustments	Reclassifications	As restated

Net sales:
Products	$618,924	$(10,844)	$1,357	$(8,504)	$600,933	$636,739	$239	$147	$(29,369)	$607,756	$526,879	$(7,505)	$(992)	$(10,215)	$508,167
Services	666,279	19,215	650	8,504	694,648	557,450	1,971	1,646	29,369	590,436	489,778	21,549	(3,785)	10,215	517,757

	1,285,203	8,371	2,007	—	1,295,581	1,194,189	2,210	1,793	—	1,198,192	1,016,657	14,044	(4,777)	—	1,025,924
Costs and expenses:
Products	437,992	4,164	1,047	(24,924)	418,279	457,651	678	(90)	(27,822)	430,417	394,478	(2,004)	(839)	(13,583)	378,052
Services	539,973	1,195	646	22,248	564,062	484,343	1,306	—	25,365	511,014	411,038	1,850	(2,139)	7,543	418,292
Selling, general and administrative	154,962	—	2,153	2,676	159,791	120,848	—	1,001	2,457	124,306	111,828	—	1,240	6,040	119,108
Research and development	25,260	—	—	—	25,260	18,976	—	—	—	18,976	8,173	—	—	—	8,173
Amortization of purchased intangibles	14,681	—	—	—	14,681	6,846	—	—	—	6,846	6,432	—	—	—	6,432

	1,172,868	5,359	3,846	—	1,182,073	1,088,664	1,984	911	—	1,091,559	931,949	(154)	(1,738)	—	930,057

Operating income	112,335	3,012	(1,839)	—	113,508	105,525	226	882	—	106,633	84,708	14,198	(3,039)	—	95,867
Other income (expense):
Interest and dividend income	2,568	—	—	—	2,568	1,590	—	—	—	1,590	1,664	—	—	—	1,664
Interest expense	(1,461)	—	—	—	(1,461)	(1,755)	—	—	—	(1,755)	(2,031)	—	—	—	(2,031)
Other income (expense)—net	4,205	(171)	(2,372)	—	1,662	561	(95)	3,171	—	3,637	899	(20)	(218)	—	661

Income before income taxes	117,647	2,841	(4,211)	—	116,277	105,921	131	4,053	—	110,105	85,240	14,178	(3,257)	—	96,161
Income taxes	32,569	520	(716)	—	32,373	35,285	100	2,626	—	38,011	29,554	4,278	(816)	—	33,016

Net income	85,078	2,321	(3,495)	—	83,904	70,636	31	1,427	—	72,094	55,686	9,900	(2,441)	—	63,145
Less noncontrolling interest in income of VIE	310	—	—	—	310	—	—	—	—	—	—	—	—	—	—

Net income attributable to Cubic	$84,768	$2,321	$(3,495)	$—	$83,594	$70,636	$31	$1,427	$—	$72,094	$55,686	$9,900	$(2,441)	$—	$63,145

Basic and diluted net income per common share	$3.17	$0.09	$(0.13)	$—	$3.13	$2.64	$—	$0.06	$—	$2.70	$2.08	$0.37	$(0.09)	$—	$2.36

Average number of common shares outstanding	26,736	—	—	—	26,736	26,735	—	—	—	26,735	26,731	—	—	—	26,731

	Consolidated statement of cash flows September 30, 2011			Consolidated statement of cash flows September 30, 2010			Consolidated statement of cash flows September 30, 2009
(in thousands)	Previously reported	Adjustments	As restated	Previously reported	Adjustments	As restated	Previously reported	Adjustments	As restated

Operating Activities:
Net income	$85,078	$(1,174)	$83,904	$70,636	$1,458	$72,094	$55,686	$7,459	$63,145
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	22,341	—	22,341	14,469	—	14,469	15,586	—	15,586
Deferred income taxes	4,048	(1,536)	2,512	(164)	1,294	1,130	3,346	1,974	5,320
Provision for doubtful accounts	—	—	—	(3,889)	—	(3,889)	3,038	—	3,038
Changes in operating assets and liabilities net of effects from acquisitions:
Accounts receivable	4,219	(653)	3,566	28,565	(3,340)	25,225	36,211	4,866	41,077
Inventories	(3,760)	6,202	2,442	16,638	666	17,304	(4,275)	(3,459)	(7,734)
Prepaid expenses and other current assets	5,516	(394)	5,122	4,401	(234)	4,167	5,141	610	5,751
Accounts payable and other current liabilities	(3,387)	1,840	(1,547)	(27,498)	3,357	(24,141)	14,175	908	15,083
Customer advances	45,517	(8,374)	37,143	20,672	(2,210)	18,462	48,663	(14,044)	34,619
Income taxes	(24,205)	492	(23,713)	(14,614)	986	(13,628)	(2,890)	2,215	(675)
Other items—net	(2,779)	103	(2,676)	2,507	1,292	3,799	1,352	262	1,614

NET CASH PROVIDED BY OPERATING ACTIVITIES	132,588	(3,494)	129,094	111,723	3,269	114,992	176,033	791	176,824

Investing Activities:
Acquisition of businesses, net of cash acquired	(126,825)	—	(126,825)	(8,250)	—	(8,250)	(19,965)	—	(19,965)
Consolidation of variable interest entity	—	—	—	38,264	—	38,264	—	—	—
Proceeds from sales or maturities of short-term investments	58,252	—	58,252	82,992	—	82,992	—	—	—
Purchases of short-term investments	—	—	—	(158,946)	—	(158,946)	(8,127)	—	(8,127)
Purchases of property, plant and equipment	(8,728)	—	(8,728)	(6,878)	—	(6,878)	(5,332)	—	(5,332)
Other items	—	—	—	—	—	—	41	—	41

NET CASH USED IN INVESTING ACTIVITIES	(77,301)	—	(77,301)	(52,818)	—	(52,818)	(33,383)	—	(33,383)

Financing Activities:
Principal payments on long-term debt	(4,555)	—	(4,555)	(4,541)	—	(4,541)	(5,970)	—	(5,970)
Proceeds from issuance of common stock	—	—	—	44	—	44	45	—	45
Purchases of treasury stock	(4)	—	(4)	(3)	—	(3)	—	—	—
Dividends paid to shareholders	(7,486)	—	(7,486)	(4,812)	—	(4,812)	(4,811)	—	(4,811)

NET CASH USED IN FINANCING ACTIVITIES	(12,045)	—	(12,045)	(9,312)	—	(9,312)	(10,736)	—	(10,736)

Effect of exchange rates on cash	(9,528)	3,494	(6,034)	1,767	(3,269)	(1,502)	(536)	(791)	(1,327)

NET INCREASE IN CASH AND CASH EQUIVALENTS	33,714	—	33,714	51,360	—	51,360	131,378	—	131,378
Cash and cash equivalents at the beginning of the year	295,434	—	295,434	244,074	—	244,074	112,696	—	112,696

CASH AND CASH EQUIVALENTS AT THE END OF THE YEAR	$329,148	$—	$329,148	$295,434	$—	$295,434	$244,074	$—	$244,074